Other relevant events of the year (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended						12 Months Ended
	May 09, 2024 $ / shares	May 02, 2024 ARS ($)	Oct. 12, 2023 $ / shares	Oct. 05, 2023 ARS ($) shares	Oct. 05, 2023 USD ($) shares	Apr. 25, 2024 ARS ($)	Mar. 27, 2024 ARS ($)	Sep. 15, 2023 $ / shares shares	Sep. 15, 2023 $ / shares shares	Apr. 27, 2023 ARS ($)	Oct. 28, 2022 ARS ($)	Jun. 30, 2024 ARS ($) shares	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2024 USD ($) shares	Jan. 19, 2024 $ / shares
Statement [Line Items]
Payable in cash				$ 64,000.0								$ 8,872.0	$ 7,079.0
Integration of the Reserve for future dividends				$ 1,148.9
Distributed shares | shares				13,928,410	13,928,410
Aforementioned liquidation					$ 12,644,273
Net amount per GDS | $ / shares																$ 0.955110
Economic context in which the Group operated Description												Inflation: Between July 1, 2023, and June 30, 2024, accumulated inflation reached 271.5% (measured by the CPI). During the first half of 2024, inflation showed a deceleration, and the annual inflation projection for December 2024, according to the REM carried out in September 2024, is expected to be 123.6%. As a subsequent event, the accumulated inflation between July 1, 2024 and September 30, 2024 reached 12%
Economic context in which the Group operated Exchange rate Description												Exchange Rate: During the same period, according to the official exchange rate, the Argentine peso nominally depreciated against the US dollar, moving from ARS 256.7 to ARS 912 per dollar by the end of the period. The MEP dollar followed a similar trend, going from ARS 482.52 to ARS 1,348.58. As a subsequent event, the official exchange rate increased from ARS 912 to ARS 970.5 per dollar, while the MEP dollar decreased from ARS 1,348.58 to ARS 1,210 per dollar
Economic context in which the Group operated economic contraction remains Description												The expectation of economic contraction remains for the rest of 2024, with a projected recovery of 3.5% in 2025
Payment of dividend in cash												$ (224,802.0)	$ (136,375.0)	$ (1,416.0)
Warrants Modification [Member]
Statement [Line Items]
Description of common shares								outstanding shares will change from 811,137,457 common shares, with a nominal value of ARS 1 each and one vote per share, to 736,354,245 common shares with a nominal value of ARS 10 each and one vote per share	outstanding shares will change from 811,137,457 common shares, with a nominal value of ARS 1 each and one vote per share, to 736,354,245 common shares with a nominal value of ARS 10 each and one vote per share
Warrants exercise previous price | $ / shares								$ 0.3689
Warrants exercise after price | $ / shares									$ 0.4063
General Ordinary and Extraordinary Shareholders' Meeting [Member]
Statement [Line Items]
Integration of the Legal Reserve				$ 3,428.9
Partial capitalization of the Issue Premium account description				distribute 13,928,410 own shares in the portfolio of nominal value ARS 1 to the Shareholders in proportion to their shareholdings. Due to the aforementioned change in nominal value, each share of nominal value ARS1 corresponds to 0.90780451408 shares of nominal value ARS10, therefore, said amount updated by the aforementioned liquidation corresponds to the amount of 12,644,273 shares of nominal value ARS 10	distribute 13,928,410 own shares in the portfolio of nominal value ARS 1 to the Shareholders in proportion to their shareholdings. Due to the aforementioned change in nominal value, each share of nominal value ARS1 corresponds to 0.90780451408 shares of nominal value ARS10, therefore, said amount updated by the aforementioned liquidation corresponds to the amount of 12,644,273 shares of nominal value ARS 10
Payment of dividend in cash												54,483.3
Legal reseve												$ 2,867.5
Maxiimum [Member]
Statement [Line Items]
Outstanding shares | shares								736,354,245	736,354,245
Miniimum [Member]
Statement [Line Items]
Outstanding shares | shares								811,137,457	811,137,457
La Rural S. A. [Member]
Statement [Line Items]
Payment of dividend in cash						$ 2,000.0
Banco Hipotecario S.A. [Member]
Statement [Line Items]
Payment of dividend in cash							$ 26,500.0
Warrants exercise
Statement [Line Items]
Converted warrants | shares												4,041,117			4,041,117
Warrants received															$ 1,700,000
Ordinary Shareholders' Meeting [Member]
Statement [Line Items]
Payment of dividend in cash		$ 55,000.0								$ 21,900.0	$ 4,340.0
Exercise price share pre dividend price | $ / shares			$ 0.4063
Exercise price share post dividend price | $ / shares			$ 0.3522
Share to be issued per warrant description			Pre-dividend ratio: 1.0639. Post-dividend ratio: 1.2272 (nominal value ARS 10)					Ratio previous to the adjustment: 1.1719 (Nominal Value ARS 1)	Ratio previous to the adjustment: 1.1719 (Nominal Value ARS 1)
Ordinary Shareholders' Meeting One [Member]
Statement [Line Items]
Exercise price share pre dividend price | $ / shares	$ 0.3522
Exercise price share post dividend price | $ / shares	$ 0.3307
Share to be issued per warrant description	Pre-dividend ratio: 1.2272. Post-dividend ratio: 1.3070 (nominal value ARS 10)